Property, plant and equipment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Acquired property, plant and equipment cost	£ 51.0	£ 8.2
Recognised property, plant and equipment on acquisition	£ 56.1